Shareholders' Equity - Ordinary Shares, Ordinary Shares B, Cumulative Preference Shares, and Dividend Policy (Details) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Period In Which Company To Repurchase Or Cancel Cumulative Preference Shares	20 months
Number Of fractional shares	900
Cumulative Preference Shares; authorized (number of shares)	700,000,000
Preferred Stock, Voting Rights	nine votes
Cumulative Preference Shares; nominal value (in EUR)	€ 0.09
Maximum shares authorized for issuance as percentage of issued share capital	5.00%
Additional maximum shares authorized for issuance on business acquisitions and mergers percentage of issued share capital	5.00%
Percentage of issued share capital right to restrict or exclude preemptive rights by board of management	10.00%
Percentage of ASML's stock price on Euronext or NASDAQ	110.00%
Common Stock [Member]
Class of Stock [Line Items]
Ordinary Shares, nominal value (in EUR)	€ 0.09	€ 0.09
Common Stock, Voting Rights	nine votes
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary Shares, nominal value (in EUR)	€ 0.01
Common Stock, Voting Rights	one vote
Ordinary Shares, authorized (number of shares)	9,000